Share-based payment arrangements - Long-term incentive plan 2016 (Cash-settled) (Details) - Phantom Share Units (PSUs) - shares			12 Months Ended
	Feb. 09, 2017	Feb. 02, 2016	Dec. 31, 2018
Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks granted (in shares)		54,616	36,411
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%	33.30%
Second anniversary | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			2 years
Third anniversary | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			3 years
Fourth anniversary | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			4 years